Consolidated Statements of Changes in Equity (Deficit) and Redeemable Non-controlling Interests - USD ($)	Common Stock [Member] Class A Ordinary Stock [Member]	Common Stock [Member] Class B Ordinary Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total	Redeemable Non Controlling Interests [Member]
Balance at Dec. 31, 2022			$ 3,716	$ (436)	$ (3,280)		$ 72,420	$ (29,250,505)	$ 172,115	$ (29,005,970)	$ 4,999,766	$ (24,006,204)
Balance, shares at Dec. 31, 2022			37,163,379
Treasury Stock, Balance, shares at Dec. 31, 2022				(3,488,639)
Share-based compensation						6,122,348				6,122,348		6,122,348
Net loss (income)								(13,258,029)		(13,258,029)	180	(13,257,849)
Accretion of mezzanine equity						(6,122,348)		(37,792,359)		(43,914,707)		(43,914,707)
Exercise of share options				$ 436	(436)
Exercise of share options, shares				3,488,639								3,488,639
Foreign currency translation adjustment									5,253,255	5,253,255	(1)	$ 5,253,254
Accretion on Preferred Shares to redemption value												(43,914,707)
Balance at Dec. 31, 2023			$ 3,716		(3,716)		72,420	(80,300,893)	5,425,370	(74,803,103)	4,999,945	(69,803,158)
Balance, shares at Dec. 31, 2023			37,163,379
Treasury Stock, Balance, shares at Dec. 31, 2023
Net loss (income)								(12,689,785)		(12,689,785)	(114,659)	$ (12,804,444)	119,123
Accretion of mezzanine equity
Exercise of share options, shares
Foreign currency translation adjustment									(15,947,580)	(15,947,580)	1,628	$ (15,945,952)	(1,691)
Accretion on Preferred Shares to redemption value								(35,930,979)		(35,930,979)		(35,930,979)
Conversion of ordinary shares to Class A ordinary shares and Class B ordinary shares upon closing of initial public offering	$ 1,252	$ 2,464	$ (3,716)
Conversion of ordinary shares to Class A ordinary shares and Class B ordinary shares upon closing of initial public offering, shares	12,521,442	24,641,937	(37,163,379)
Conversion of convertible preferred stock to common stock upon closing of initial public offering	$ 5,708	$ 1,336				355,739,391				355,746,435		355,746,435
Conversion of convertible preferred stock to common stock upon closing of initial public offering, shares	57,085,547	13,362,381
Issuance of common stock upon closing of initial public offering	$ 487					20,259,756				20,260,243		20,260,243
Issuance of common stock upon closing of initial public offering, shares	4,865,052
Initial public offering costs						(5,420,369)				(5,420,369)		(5,420,369)
Acquisition of subsidiaries	$ 92				(92)	3,311,721				3,311,721	(90,419)	3,221,302	2,841,123
Acquisition of mining assets, shares	920,212
Contribution from non-controlling shareholders											283,668	283,668
Capital refund of non-controlling shareholders											(141,949)	(141,949)
Balance at Dec. 31, 2024	$ 7,539	$ 3,800			(3,808)	373,890,499	72,420	(128,921,657)	(10,522,210)	234,526,583	4,938,214	239,464,797	2,958,555
Balance, shares at Dec. 31, 2024	75,392,253	38,004,318
Treasury Stock, Balance, shares at Dec. 31, 2024
Share-based compensation	$ 334	$ 4,543		$ (34)	(4,843)	36,723,969				36,723,969		36,723,969
Net loss (income)								(237,479,773)		(237,479,773)	(541,885)	$ (238,021,658)	(97,179)
Exercise of share options, shares												48,425,049
Foreign currency translation adjustment									35,246,776	35,246,776	185,995	$ 35,432,771	35,885
Accretion on Preferred Shares to redemption value													30,304
Acquisition of subsidiaries											(107,202)	(107,202)
Acquisition of mining assets, shares	119,553,439
Contribution from non-controlling shareholders											400,395	400,395	2,230,787
Share-based compensation, shares	3,337,676	45,430,307	45,430,307	(342,934)
Acquisition of mining assets	$ 11,955				(11,955)	20,298,900				20,298,900		20,298,900
Acquisition of non-controlling interest						3,506				3,506	(3,506)
Accretion on redeemable non-controlling interest						(30,304)				(30,304)		(30,304)	30,304
Disposal of subsidiaries	$ (92)				92	(980,700)				(980,700)	(261,313)	(1,242,013)	(2,861,547)
Disposal of subsidiaries, shares	(920,212)
Provision for statutory reserve							80,897	(80,897)
Balance at Dec. 31, 2025	$ 19,736	$ 8,343		$ (34)	$ (20,514)	$ 429,905,870	$ 153,317	$ (366,482,327)	$ 24,724,566	$ 88,308,957	$ 4,610,698	$ 92,919,655	$ 2,296,805
Balance, shares at Dec. 31, 2025	197,363,156	83,434,625
Treasury Stock, Balance, shares at Dec. 31, 2025				(342,934)